Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000048071
Account Value [Line Items]
Line Graph and Table Measure Name		Gabelli SRI Fund, Inc. - Class AAA
C000048073
Account Value [Line Items]
Line Graph and Table Measure Name		Gabelli SRI Fund, Inc. - Class C
C000048074
Account Value [Line Items]
Line Graph and Table Measure Name		Gabelli SRI Fund, Inc. - Class I
C000048072
Account Value [Line Items]
Line Graph and Table Measure Name		Gabelli SRI Fund, Inc. - Class A
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,790	$ 13,484	$ 14,889	$ 16,007	$ 22,537	$ 20,143	$ 24,090	$ 30,006	$ 34,555	$ 42,268
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,790	13,484	14,889	16,007	22,537	20,143	24,090	30,006	34,555	42,268
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,790	13,484	14,889	16,007	22,537	20,143	24,090	30,006	34,555	42,268
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,790	13,484	14,889	16,007	22,537	20,143	24,090	30,006	34,555	42,268
MSCI ACWI SRI Index
Account Value [Line Items]
Accumulated Value	10,000		11,824	13,313	14,530	15,617	21,909	18,710	22,316	25,806	29,537	37,028
MSCI ACWI SRI Index
Account Value [Line Items]
Accumulated Value	10,000		11,824	13,313	14,530	15,617	21,909	18,710	22,316	25,806	29,537	37,028
MSCI ACWI SRI Index
Account Value [Line Items]
Accumulated Value	10,000		11,824	13,313	14,530	15,617	21,909	18,710	22,316	25,806	29,537	37,028
MSCI ACWI SRI Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,824	$ 13,313	$ 14,530	$ 15,617	$ 21,909	$ 18,710	$ 22,316	$ 25,806	$ 29,537	$ 37,028